Long-Term Debt - Components (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Sep. 30, 2018	May 31, 2017	Dec. 31, 2014	Apr. 30, 2014
Long-Term Debt
Long-term debt	$ 1,062,647	$ 974,596
Less: current installments	371,906	90,956
Less: unamortized deferred loan issuance costs	2,119	2,378
Current portion of long-term debt	369,787	88,578
Amounts due after one year	690,741	883,640
Less: unamortized deferred loan issuance costs	4,140	5,092
Long-term debt, less current installments, and unamortized deferred loan issuance costs	686,601	878,548
$345 million loan facility
Long-Term Debt
Long-term debt	313,630	338,726
Debt instrument face amount	345,000	345,000	$ 345,000
$320 million loan facility
Long-Term Debt
Long-term debt	192,021	222,133
Debt instrument face amount	320,000	320,000		$ 320,000
$55 million revolving credit facility with DNB
Long-Term Debt
Long-term debt	55,000
Debt instrument face amount	55,000	55,000
Hilda Loan Facility
Long-Term Debt
Long-term debt	66,154	72,308
Debt instrument face amount					$ 100,000
Torill Loan Facility
Long-Term Debt
Long-term debt		75,000
$172.5 million loan facility
Long-Term Debt
Long-term debt	31,739	45,340
Debt instrument face amount	172,500	172,500				$ 172,500	$ 172,500
Tove loan facility
Long-Term Debt
Long-term debt	77,516	81,883
Synnve loan facility
Long-Term Debt
Long-term debt	85,292
$25 million revolving credit facility
Long-Term Debt
Debt instrument face amount	25,000	25,000
$25 million revolving credit facility | NTT Finance Corporation
Long-Term Debt
Long-term debt	25,000	25,000
$25 million revolving credit facility | Shinsei
Long-Term Debt
Long-term debt	25,000	25,000
Raquel Sale & Leaseback
Long-Term Debt
Long-term debt	84,247	$ 89,206
Torill Sale & Leaseback
Long-Term Debt
Long-term debt	$ 107,048